General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of General and Administrative Expenses [Line Items]
Total	$ 6,947,275	$ 7,365,859	$ 9,581,030
Staff costs and employee benefits [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	4,506,512	4,461,306	6,757,235
Depreciation and amortization [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	196,883	175,791	218,334
Research and development [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	89,477	241,925	261,837
Office and utilities [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	122,071	194,331	172,630
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	$ 2,032,332	$ 2,292,506	$ 2,170,994